Consolidated Statements of Net Earnings - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 1,902,328	$ 1,937,854
Expenses:
Operating	1,248,686	1,204,548
General and administrative	132,421	122,188
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals, and depreciation and amortization	521,221	611,118
Depreciation and amortization	309,314	297,557
Gain on asset disposals	(16,148)	(24,469)
Loss on asset decommissioning	0	9,592
Foreign exchange	2,259	(1,667)
Finance charges	69,753	83,414
Loss on investments and other assets	1,484	6,810
Gain on acquisition	0	(25,761)
Gain on repurchase of unsecured senior notes	0	(137)
Earnings before income taxes	154,559	265,779
Income taxes:
Current	7,470	4,494
Deferred	35,759	(27,959)
Income taxes	43,229	(23,465)
Net earnings	111,330	289,244
Attributable to:
Shareholders of Precision Drilling Corporation	111,195	289,244
Non-controlling interests	$ 135	$ 0
Net earnings per share attributable to shareholders of Precision Drilling Corporation:
Basic	$ 7.81	$ 21.03
Diluted	$ 7.81	$ 19.53